Real Estate and Accumulated Depreciation (Details 1) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Investment in real estate:
Balance at beginning of year	$ 14,844,319,000	$ 8,992,495,000	$ 6,336,291,000
Additions:
Acquisitions	2,923,251,000	4,525,737,000	1,707,421,000
Improvements	449,964,000	426,000,000	398,510,000
Conversions from loans receivable	0	0	10,070,000
Assumed other items, net	108,404,000	210,411,000	208,314,000
Assumed debt	481,598,000	961,928,000	559,508,000
Purchase price adjustments	0	0	0
Total additions	3,969,299,000	6,124,076,000	2,883,823,000
Deductions:
Cost of real estate sold	(581,696,000)	(250,047,000)	(216,300,000)
Reclassification of accumulated depreciation and amortization for assets held for sale	(120,236,000)	(10,011,000)	(10,372,000)
Impairment of assets	(29,287,000)	(12,194,000)	(947,000)
Total deductions	(731,219,000)	(272,252,000)	(227,619,000)
Foreign currency change	6,082,000
Balance at end of year	18,082,399,000	14,844,319,000	8,992,495,000
Accumulated depreciation:
Balance at beginning of year	1,194,476,000	836,966,000	677,851,000
Additions:
Depreciation and amortization expenses	533,585,000	423,605,000	202,543,000
Amortization of above market leases	7,204,000	6,409,000	2,524,000
Reclassification of lease commissions	0	0	0
Total additions	540,789,000	430,014,000	205,067,000
Deductions:
Sale of properties	(59,974,000)	(63,997,000)	(31,919,000)
Reclassification of accumulated depreciation and amortization for assets held for sale	(120,236,000)	(8,507,000)	(14,033,000)
Total deductions	(180,210,000)	(72,504,000)	(45,952,000)
Balance at end of year	1,555,055,000	1,194,476,000	836,966,000
Reconciliation of real property (Textual) [Abstract]
Aggregate cost for tax purposes for real property	$ 14,788,080,000	$ 13,604,448,000	$ 8,802,656,000